Goodwill and Other Intangible Assets	3 Months Ended
Mar. 31, 2026
Disclosure Text Block Supplement [Abstract]
Intangible Asset and Goodwill
Note 6. Goodwill and Other Intangible Assets
 Goodwill
Changes in the carrying amount of the Company’s goodwill during the three months ended March 31, 2026 were as follows:

(U.S. $ in thousands)
Goodwill as of January 1, 2026	$101,599
Currency translation adjustments	(148)
Goodwill as of March 31, 2026	$101,451
Other Intangible Assets
Other intangible assets consisted of the following:

	March 31, 2026			December 31, 2025
	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value
	(U.S. $ in thousands)
Developed technology	$406,426	$(341,049)	$65,377	$406,606	$(336,621)	$69,985
Patents	30,682	(14,319)	16,363	30,028	(13,717)	16,311
Trademarks and trade names	22,391	(19,303)	3,088	22,406	(19,062)	3,344
Customer relationships	102,982	(97,095)	5,887	103,084	(96,882)	6,202
	$562,481	$(471,766)	$90,715	$562,124	$(466,282)	$95,842
Amortization expenses relating to intangible assets for the three-month periods ended March 31, 2026 and 2025 were approximately $5.7 million and $5.4 million, respectively.
As of March 31, 2026, the estimated amortization expenses relating to intangible assets for each of the following future periods were as follows:

Estimated Amortization Expenses
(U.S. $ in thousands)
Remaining 9 months of 2026	$17,177
2027	21,832
2028	17,646
2029	11,894
2030	11,390
2031 and thereafter	10,776
Total	$90,715